Income tax expense	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Income tax expense
8 .	Income tax expense
The major components of income tax expense for the years ended December 31, 2018, 2019 and 2020 are as follows:

	31.12.2018	31.12.2019	31.12.2020	31.12.2020
	RMB’000	RMB’000	RMB’000	US$’000

Current income tax
- Current year	209,448	193,878	180,254	27,854
- Over provision in respect of prior years	(729)	(6,985)	(124)	(19)
Deferred tax
- Movement in temporary differences	(2,052)	(14,274)	12,543	1,938
- Over provision in respect of prior years	—	—	(135)	(20)

Consolidated income tax expense reported in the statement of profit or loss	206,667	172,619	192,538	29,753

Income tax expense reported in the consolidated statement of profit or loss differs from the amount computed by applying the PRC income tax rate of 15% (being tax rate of Yuchai) for the years ended December 31, 2018, 2019 and 2020 for the following reasons:

	31.12.2018	31.12.2019	31.12.2020	31.12.2020
	RMB’000	RMB’000	RMB’000	US$’000

Accounting profit before tax	1,181,067	1,033,319	971,864	150,180
Computed tax expense at 15% (2019: 15%, 2018: 15%)	177,160	154,998	145,780	22,527
Adjustments resulting from:
Non-deductible expenses	5,146	3,982	9,188	1,420
Tax-exempt income	(3,634)	(6,171)	(601)	(93)
Utilization of deferred tax benefits previously not recognized	(5,518)	(5,076)	(1,996)	(308)
Deferred tax benefits not recognized	2,183	6,613	6,097	942
Tax credits for research and development expense	(22,407)	(31,863)	(26,329)	(4,068)
Tax rate differential	24,437	26,223	24,251	3,747
Over provision in respect of previous years	(729)	(6,985)	(259)	(39)
Withholding tax expense	30,029	30,898	36,332	5,614
Others	—	—	75	11

Total	206,667	172,619	192,538	29,753

Deferred tax

Deferred tax relates to the following:

	Consolidated statement of financial position			Consolidated statement of profit or loss
	31.12.2019	31.12.2020	31.12.2020	31.12.2018	31.12.2019	31.12.2020	31.12.2020
	RMB’000	RMB’000	US$’000	RMB’000	RMB’000	RMB’000	US$’000

Accelerated tax depreciation	(44,920)	(100,802)	(15,577)	(12,432)	(17,366)	(55,882)	(8,635)
Interest receivable	(1,644)	(1,937)	(299)	(1,478)	608	(293)	(45)
PRC withholding tax on dividend income (i)	(106,922)	(112,456)	(17,378)	(29,842)	(30,721)	(36,255)	(5,602)
Impairment of property, plant and equipment	6,648	40,104	6,197	3,624	(9,295)	33,456	5,170
Write-down of inventories	18,403	22,628	3,497	(1,433)	2,343	4,225	653
Allowance for doubtful account receivables	10,077	8,056	1,245	(2,199)	4,900	(2,021)	(312)
Accruals	250,662	298,766	46,168	(186)	46,108	48,149	7,440
Deferred income	107,731	108,942	16,834	43,820	12,232	1,211	187
Others	29,439	24,441	3,777	2,178	5,465	(4,998)	(774)

Deferred tax benefits/(expenses)				2,052	14,274	(12,408)	(1,918)

Net deferred tax assets	269,474	287,742	44,464

Reflected in the consolidated statement of financial position as follows:
Deferred tax assets	422,960	400,198	61,842
Deferred tax liabilities	(153,486)	(112,456)	(17,378)

	269,474	287,742	44,464

Note:

(i)	The movement of PRC withholding tax on dividend income is as follows:

	31.12.2019	31.12.2020	31.12.2020
	RMB’000	RMB’000	US$’000

At January 1	(106,922)	(106,922)	(16,522)
Provision made to consolidated statement of profit or loss	(30,721)	(36,255)	(5,602)
Utilization	30,721	30,721	4,746

December 31	(106,922)	(112,456)	(17,378)

The Corporate Income Tax (“CIT”) law provides for a tax of 10% to be withheld from dividends paid to foreign investors of PRC enterprises. This withholding tax provision does not apply to dividends paid out of profit earned prior to January 1, 2008. Beginning on January 1, 2008, a 10% withholding tax is imposed on dividends paid to the Company, as a non-resident
enterprise, unless an applicable tax treaty provides for a lower tax rate. The Company recognizes a deferred tax liability for withholding tax payable for profits accumulated after December 31, 2007 for the earnings that the Company does not plan to indefinitely reinvest in the PRC enterprises. As of December 31, 2020, the deferred tax liability for withholding tax payable was RMB 112.5 million (US$17.4 million) (2019: RMB 106.9 million). The amount of unrecognized deferred tax liability relating to undistributed earnings of the PRC enterprises is
e
stimated
to be

RMB 236.4 million (US$36.5 million)
(2019
:
RMB 253.5
million).
Deferred tax assets have not been recognized in respect of the following items:

	31.12.2019	31.12.2020	31.12.2020
	RMB’000	RMB’000	US$’000
Unutilized tax losses	414,226	404,215	62,463
Unutilized capital allowances and investment allowances	107,613	105,622	16,322
Other unrecognized temporary differences relating to asset impairment and deferred grants	215,296	204,423	31,589

	737,135	714,260	110,374

Unrecognized tax losses for the Group are subject to agreement with the tax authorities and compliance with tax regulations in the respective countries in which the Group operates. The unutilized tax losses for PRC subsidiaries and Malaysia subsidiaries expire within the next 5 years and 7 years, respectivel
y
. These losses may not be used to offset taxable income elsewhere in the Group. Deferred tax assets have not been recognized in respect of these items because it is not probable that future taxable profits will be available against which the Group can utilize the benefits.